Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Revenue
Total Revenue	$ 2,160	$ 3,335	$ 6,813
Revenue Software, services and service access fees	1,273	1,854	2,933
Revenue Hardware and other	887	1,481	3,880
Cost of sales
Hardware and other	939	1,382	3,985
Inventory Write-down	36	95	1,616
Supply Commitment	(3)	(33)	782
Service and software	247	287	473
Total cost of sales	1,219	1,731	6,856
Gross margin	941	1,604	(43)
Operating expenses
Research and development	469	711	1,286
Selling, marketing and administration	712	904	2,103
Amortization	277	298	606
Abandonment and impairment of long lived assets	136	34	2,748
Fair Value, Option, Changes in Fair Value, Loss (Gain)	(430)	80	377
Total operating expenses	1,164	2,027	7,120
Operating income (loss)	(223)	(423)	(7,163)
Investment income, net	(59)	38	(21)
Income (loss) from continuing operations before income taxes	(282)	(385)	(7,184)
Provision for (recovery of) income taxes	(74)	(81)	(1,311)
Income (loss) from continuing operations	(208)	(304)	(5,873)
Net income (loss)	$ (208)	$ (304)	$ (5,873)
Earnings (loss) per share
Basic and diluted loss per share from continuing operations (usd per share)	$ (0.40)	$ (0.58)	$ (11.18)
Basic and diluted loss per share from discontinued operations (usd per share)	$ (0.86)	$ (0.58)	$ (11.18)